Investments (Details 6) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
DisclosureOfInvestmentsLineItems [Line Items]
Net book amount at the beginning of the year		€ 276	€ 660
Additions and subscriptions		3	8
Divestments and reimbursements		(19)	(399)
Currency translation differences		(23)	4
Other changes		(18)	3
Net book amount at the Ending of the year		219	276
Gross carrying amount [member]
DisclosureOfInvestmentsLineItems [Line Items]
Net book amount at the beginning of the year		280
Net book amount at the Ending of the year		227	280
Accumulated impairment [member]
DisclosureOfInvestmentsLineItems [Line Items]
Net book amount at the beginning of the year		4
Net book amount at the Ending of the year		8	4
Associates [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Net book amount at the beginning of the year		10	10
Additions and subscriptions			3
Currency translation differences		(1)	(2)
Other changes		(4)	(1)
Net book amount at the Ending of the year		5	10
Associates [Member] | Gross carrying amount [member]
DisclosureOfInvestmentsLineItems [Line Items]
Net book amount at the beginning of the year		10
Net book amount at the Ending of the year		5	10
Other Related Parties [Member] | At Fair Value [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Net book amount at the beginning of the year			368
Divestments and reimbursements			(368)
Other Related Parties [Member] | At Cost [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Net book amount at the beginning of the year		237	257
Additions and subscriptions		3
Divestments and reimbursements		(13)	(31)
Currency translation differences		(22)	6
Other changes		(5)	5
Net book amount at the Ending of the year		200	237
Other Related Parties [Member] | At Cost [Member] | Gross carrying amount [member]
DisclosureOfInvestmentsLineItems [Line Items]
Net book amount at the beginning of the year		240
Net book amount at the Ending of the year		207	240
Other Related Parties [Member] | At Cost [Member] | Accumulated impairment [member]
DisclosureOfInvestmentsLineItems [Line Items]
Net book amount at the beginning of the year		3
Net book amount at the Ending of the year		7	3
Unconsolidated Structured Entities [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Net book amount at the beginning of the year	[1]	29
Net book amount at the Ending of the year	[1]	14	29
Unconsolidated Structured Entities [Member] | Total entity's for related parties [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Net book amount at the beginning of the year		29	25
Additions and subscriptions			5
Divestments and reimbursements		(6)
Other changes		(9)	(1)
Net book amount at the Ending of the year		14	29
Unconsolidated Structured Entities [Member] | Total entity's for related parties [Member] | Gross carrying amount [member]
DisclosureOfInvestmentsLineItems [Line Items]
Net book amount at the beginning of the year		30
Net book amount at the Ending of the year		15	30
Unconsolidated Structured Entities [Member] | Total entity's for related parties [Member] | Accumulated impairment [member]
DisclosureOfInvestmentsLineItems [Line Items]
Net book amount at the beginning of the year		1
Net book amount at the Ending of the year		€ 1	€ 1

[1]	Each individual amount included herein was lower than €25 million.